Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Jun. 30, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	56,551,811	25,623,822
Common stock, shares outstanding	56,551,811	25,623,822